Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Cash dividends, Per Share	$ 0.040	$ 0.040	$ 0.040	$ 0.035	$ 0.035	$ 0.030	$ 0.030	$ 0.025	$ 0.155	$ 0.120
Cash dividends paid	$ 4,421	$ 4,848	$ 4,867	$ 4,234	$ 4,234	$ 3,663	$ 3,679	$ 3,041	$ 18,370	$ 14,617